Property plant and equipment (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	$ 1,259,991,706,000	$ 1,223,015,897,000
Additions	155,823,523,000	40,169,111,000
Transfers	13,217,277,000	(14,723,000)
Disposals	(10,743,163)	(3,178,579)
Property, Plant And Equipment Cost, Ending	1,418,289,343,000	1,259,991,706,000
Property, Plant And Equipment Depreciation, Beginning	643,670,037,000	551,973,857,000
Depreciation For The Year	64,072,513,000	48,238,614,000
Disposals and (impairment reversal) / impairment, net	(48,386,828,000)	43,457,566,000
Property, Plant And Equipment Depreciation, Ending	659,355,722,000	643,670,037,000
Property, Plant And Equipment Net Book Value	758,933,621,000	616,321,669,000
Property, Plant And Equipment Net Book Value	758,933,621,000	616,321,669,000
Wind Turbines
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	212,494,986,000	212,494,986,000
Additions	201,382	0
Transfers	(2,214)	0
Disposals	0	0
Property, Plant And Equipment Cost, Ending	212,694,154,000	212,494,986,000
Property, Plant And Equipment Depreciation, Beginning	54,959,346,000	24,585,660,000
Depreciation For The Year	9,623,914,000	10,703,959,000
Disposals and (impairment reversal) / impairment, net	(18,540,652,000)	19,669,727
Property, Plant And Equipment Depreciation, Ending	46,042,608,000	54,959,346,000
Property, Plant And Equipment Net Book Value	166,651,546,000	157,535,640,000
Lands and Buildings
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	126,710,681,000	90,327,213,000
Additions	67,571,064,000	36,254,648,000
Transfers	(440,000)	128,820,000
Disposals	0	0
Property, Plant And Equipment Cost, Ending	194,281,305,000	126,710,681,000
Property, Plant And Equipment Depreciation, Beginning	26,632,663,000	19,999,599,000
Depreciation For The Year	5,198,104,000	2,938,589,000
Disposals and (impairment reversal) / impairment, net	(6,433,114,000)	3,694,475,000
Property, Plant And Equipment Depreciation, Ending	25,397,653,000	26,632,663,000
Property, Plant And Equipment Net Book Value	168,883,652,000	100,078,018,000
Electric Power Facilities
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	790,673,044,000	790,491,955,000
Additions	70,465,725,000	11,282
Transfers	10,745,301,000	3,182,178,000
Disposals	(10,687,336,000)	(3,012,371,000)
Property, Plant And Equipment Cost, Ending	861,196,734,000	790,673,044,000
Property, Plant And Equipment Depreciation, Beginning	484,689,884,000	431,400,614,000
Depreciation For The Year	47,759,020,000	33,632,001,000
Disposals and (impairment reversal) / impairment, net	(27,623,796,000)	19,657,269,000
Property, Plant And Equipment Depreciation, Ending	504,825,108,000	484,689,884,000
Property, Plant And Equipment Net Book Value	356,371,626,000	305,983,160,000
Gas Turbines
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	23,384,259,000	23,384,259,000
Additions	0	0
Transfers	0	0
Disposals	0	0
Property, Plant And Equipment Cost, Ending	23,384,259,000	23,384,259,000
Property, Plant And Equipment Depreciation, Beginning	13,622,448,000	13,622,448,000
Depreciation For The Year	0	0
Disposals and (impairment reversal) / impairment, net	(6,135,872)	0
Property, Plant And Equipment Depreciation, Ending	7,486,576,000	13,622,448,000
Property, Plant And Equipment Net Book Value	15,897,683,000	9,761,811,000
Construction in Progress
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	69,574,424,000	69,767,590,000
Additions	15,447,919,000	3,155,466,000
Transfers	2,450,732,000	(3,348,632,000)
Disposals	(8,247)	0
Property, Plant And Equipment Cost, Ending	87,464,828,000	69,574,424,000
Property, Plant And Equipment Depreciation, Beginning	33,891,012,000	33,891,012,000
Depreciation For The Year	0	0
Disposals and (impairment reversal) / impairment, net	9,849,420	0
Property, Plant And Equipment Depreciation, Ending	43,740,432,000	33,891,012,000
Property, Plant And Equipment Net Book Value	43,724,396,000	35,683,412,000
Others
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	37,154,312,000	36,549,894,000
Additions	2,137,433,000	747,715,000
Transfers	23,898,000	22,911,000
Disposals	(47,580,000)	(166,208,000)
Property, Plant And Equipment Cost, Ending	39,268,063,000	37,154,312,000
Property, Plant And Equipment Depreciation, Beginning	29,874,684,000	28,474,524,000
Depreciation For The Year	1,491,475,000	964,065,000
Disposals and (impairment reversal) / impairment, net	497,186,000	436,095,000
Property, Plant And Equipment Depreciation, Ending	31,863,345,000	29,874,684,000
Property, Plant And Equipment Net Book Value	$ 7,404,718,000	$ 7,279,628,000